Operating lease liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease commitments	$ 425.9	$ 581.6
Impact of discounting	(38.5)	(66.3)
Impact of changes in variable rates	(15.2)	(8.3)
Operating lease liabilities	372.2	507.0
Current portion of operating lease liabilities	(101.1)	(115.3)
Operating lease liabilities	$ 271.1	$ 391.7